STOCKHOLDERS’ DEFICIT	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 12 – STOCKHOLDERS’ DEFICIT

The Company’s equity at June 30, 2023 consisted of 150,000,000 authorized common shares and 2,010,000 authorized preferred shares, all with a par value of $0.001 per share. As of June 30, 2023, there were 64,943,897 shares issued and 61,943,897 shares outstanding. As of December 31, 2022, there were 43,499,423 shares issued outstanding.

As of June 30, 2023, and December 31, 2022, there were 28,000 shares of Series A Preferred Stock issued and outstanding, 1,000 shares of Series B Preferred Stock were issued and outstanding, respectively, and 3,100 shares of Series C Preferred Stock were issued and outstanding as of June 30, 2023.

Equity Incentive Plans

2022 Equity Incentive Plan

On December 1, 2022, the Company’s Board of Directors approved a 2022 Equity Incentive Plan (the “2022 Plan”). Pursuant to the 2022 Plan, the Company has reserved a total of 5,000,000 shares of the Company’s common stock to be available under the 2022 Plan. The 2022 Plan was never approved by the stockholders. Therefore, any options granted under the 2022 Plan prior to stockholder approval will be “non-qualified”. The Company granted 2,150,000 options during the year ended December 31, 2022. There was no activity during the six months ended June 30, 2023. The Company has 2,150,000 options issued and outstanding under the 2022 Plan as of June 30, 2023.

2020 Equity Incentive Plan

The Company has reserved a total of 3,000,000 shares of the authorized common stock for issuance under the 2020 Equity Plan. There was no activity during the six months ended June 30, 2023. The Company has 1,700,000 options issued and outstanding under the 2020 Plan as of June 30, 2023 and December 31, 2022.

2019 Equity Incentive Plan

On February 11, 2019, the Company’s Board of Directors approved a 2019 Equity Incentive Plan (the “2019 Plan”). In order for the 2019 Plan to grant “qualified stock options” to employees, it required approval by the Corporation’s shareholders within 12 months from the date of the 2019 Plan. The 2019 Plan was never approved by the shareholders. Therefore, any options granted under the 2019 Plan prior to shareholder approval will be “non-qualified”. Pursuant to the 2019 Plan, the Company has reserved a total of 3,000,000 shares of the Company’s common stock to be available under the 2019 Plan. No options under the 2019 Plan were issued, cancelled, forfeited, or exercised during the six months ended June 30, 2023. The Company has 2,150,000 options issued and outstanding under the 2019 Plan as of June 30, 2023 and December 31, 2022.

All shares of common stock issued during the three and nine months ended September 30, 2022, and 2021, were unregistered.

Activity during the six months ended June 30, 2023

During the six months ended June 30, 2023, the Company issued 100,000 shares of common stock pursuant to a consulting agreement for a total fair value of approximately $15,000.

During the six months ended June 30, 2023, the Company issued 20,000,000 shares of common stock pursuant to a business acquisition with a fair value of 1,800,000.

During the six months ended June 30, 2023, the Company issued 1,077,164 shares of common stock pursuant to the conversion of convertible notes.

During the six months ended June 30, 2023, the Company issued 267,310 shares of common stock pursuant to a cashless exercise of warrants.

Activity during the three months ended June 30, 2022

During the six months ended June 30, 2022, the Company issued an aggregate of 450,000 commitment shares pursuant to securities purchase agreements with two accredited investors (See note 6) for a total fair value of approximately $202,000.

During the six months ended June 30, 2022, the Company issued 1,300,000 shares of common stock from option exercise for total cash consideration of $1,300.

During the six months ended June 30, 2022, the Company issued 2,449,714 shares of common stock pursuant to consulting agreements for total fair value of approximately $1,177,163.

During the six months ended June 30, 2022, the Company issued 88,988 shares of common stock pursuant to a finders’ fee agreement with respect to the financing in the Company’s first fiscal quarter for total fair value of approximately $40,490.

Preferred Stock

On November 6, 2019, the Company authorized and issued 1,000 shares of Series B Preferred Stock (“Series B”) and 350,000 shares of common stock to CleanSpark Inc. in a private equity offering for $500,000. Management determined that the Series B should not be classified as liability per the guidance in ASC 480 Distinguishing Liabilities from Equity as of December 31, 2022, even though the conversion would require the issuance of variable number of shares since such obligation is not unconditional. As of December 31, 2022, and 2021, Management recorded the value attributable to the Series B of $293,500 as temporary equity on the consolidated balance sheets since the instrument is contingently redeemable at the option of the holder. The Company recognized the beneficial conversion feature (“BCF”) that arises from a contingent conversion feature, since the instrument reached maturity during the year ended December 31, 2020. The Company recognized such BCF as a discount on the convertible preferred stock. The amortization of the discount created by a BCF recognized as a result of the resolution of the contingency is treated as a deemed dividend that reduced net income in arriving at income available to common stockholders. The holder can convert the Series B into shares of common stock at a discount of 35% to the market price.

The terms and conditions of the Series B include an in-kind accrual feature, which provides for a cumulative accrual at a rate of 12% per annum of the face amount of the Series B. The Company has recognized $15,000 of dividend on Series B during the six months ended June 30, 2023 and 2022, aggregating the total accrual to $205,000 and $190,000 as of June 30, 2023 and December 31, 2022, respectively. The recognition of the in-kind accrual was reported in Additional Paid In Capital on the Company’s consolidated balance sheets.

The Securities Purchase Agreement (“SPA”) states that the in-kind accrual rate should be increased by10% per annum upon each occurrence of an event of default. In addition, the SPA further states that the conversion price initially set at a discount of 35% to the market price should be further increased by an additional 10% upon each occurrence of an event of default. At the date of this Annual Report, CleanSpark claims that the Company was in default in three instances triggering further discount to the market price for the conversion feature and additional accrual rate. Management believes that it has never been in default of any covenant pursuant to the terms of the Securities Purchase Agreement. The Company has not been served with any notice of default stating the specific default events. As of the date of the filing of this Annual Report, the parties are cooperating to resolve this matter.

The Company did not issue any shares of preferred stock during the six months ended June 30, 2023.

On June 2, 2023, the Company authorized and issued 10,000 and 3,100 shares, respectively, of Series C Preferred Stock (“Series C”) to Bigger Capital Fund, LP in a private equity offering for $310,000. Management determined that the Series C should not be classified as liability per the guidance in ASC 480 Distinguishing Liabilities from Equity as of June 30, 2023, even though the conversion would require the issuance of variable number of shares since such obligation is not unconditional. As of June 30, 2023, Management recorded the value attributable to the Series C of $310,000 as temporary equity on the consolidated balance sheets since the instrument is contingently redeemable at the option of the holder. The Company recognized the beneficial conversion feature (“BCF”) that arises from a contingent conversion feature. The Company recognized such BCF as a discount on the convertible preferred stock. The discount created by a BCF recognized as a result of the resolution of the contingency is treated as a deemed dividend. The holder can convert the Series C into shares of common stock at a variable discount to the market price.

The terms and conditions of the Series C include an in-kind accrual feature, which provides for a cumulative accrual at a rate of 12% per annum of the face amount of the Series C. The Company has recognized $60,003 of dividend on Series C during the six months ended June 30, 2023 and 2022, aggregating the total accrual to $60,003 as of June 30, 2023. The recognition of the in-kind accrual was reported in Additional Paid In Capital on the Company’s consolidated balance sheets.

The Securities Purchase Agreement (“SPA”) states that the in-kind accrual rate should be increased by8% per annum upon each occurrence of an event of default.

Concurrently with this SPA, the Company entered into a Warrant Inducement Agreement (“Inducement”). Previously, on July 26, 2021, the Company entered into a Warrant Purchase Agreement with Bigger Capital Fund, LP where the Company issued common stock purchase warrants at an exercise price of $0.68 (the “Existing Warrants”). As further consideration for Bigger Capital Fund, LP agreeing to enter in the Series C Preferred Stock Securities Purchase Agreement (the “New Purchase Agreement”), the Company offered an additional 1,240,000 Warrant Shares, and (b) a reduction of the exercise price of the Existing Warrants to $0.07 per Warrant Share. As such, upon accepting this offer, the terms to the Existing Warrant issued pursuant to the Inducement have been amended and restated to refer to 2,740,000 Warrant Shares in the aggregate and all Existing Warrants issued pursuant to the Inducement shall will have an updated exercise price per share of $0.07. As such, the Company has recorded share-based compensation expenses of $18,504 related to the additional warrants issued during the six months ended June 30, 2023.

Warrants

A summary of the Company’s warrant activity during the six months ended June 30, 2023, is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Year)
Outstanding at December 31, 2022	3,867,500	$0.71	4.11
Granted	34,740,000	0.10	4.75
Exercised	-	-	-
Forfeited-Canceled	-	-	-
Outstanding at June 30, 2023	38,607,500	$0.16	4.42

Exercisable at June 30, 2023	38,607,500

During the six months ended June 30, 2023, the Company issued 33,000,000 warrants, convertible into an equivalent number of shares of common stock, following the acquisition of Rancho Costa Verde Development, LLC (See note 9).

As noted above, during the six months ended June 30, 2023, the Company issued 1,740,000 additional warrants, convertible into an equivalent number of shares of common stock, following the issuance of the Series C Preferred Stock private offering.

The aggregate intrinsic value as of June 30, 2023, and December 31, 2022, was $0.

Options

A summary of the Company’s option activity during the six months ended June 30, 2023, is presented below:

		Weighted	Weighted Average Remaining Contract
	Number of Options	Average Exercise Price	Term (Year)
Outstanding at December 31, 2022	6,000,000	$0.34	3.88
Granted	-	-	-
Exercised	-	-	-
Forfeited-Canceled	-	-	-
Outstanding at June 30, 2023	6,000,000	$0.34	3.39

Exercisable at June 30, 2023	5,328,126

Options outstanding as of June 30, 2023, and December 31, 2022, had aggregate intrinsic value of $0.

NOTE 11 – STOCKHOLDERS’ EQUITY (DEFICIT)

The Company’s equity at December 31, 2022 consisted of 150,000,000 authorized common shares and 2,000,000 authorized preferred shares, both with a par value of $0.001 per share. As of December 31, 2022, and 2021, there were 43,499,423 and 31,849,327 shares of common stock issued and outstanding, respectively. As of December 31, 2022, and December 31, 2021, 28,000 shares of Series A Preferred Stock were issued and outstanding and 1,000 shares of Series B Preferred Stock were issued and outstanding, respectively.

On October 14, 2021, the Board of Directors approved an amendment to the Company’s articles of incorporation to increase the Company’s authorized common stock, par value $0.001 from 75,000,000 shares to 150,000,000 and to effect a reverse split in a ratio of not less than 1 for 2 and not more than 1 for 12. The Company has not yet initiated any reverse split as of December 31, 2022.

Equity Incentive Plans

2022 Equity Incentive Plan

On December 1, 2022, the Company’s Board of Directors approved a 2022 Equity Incentive Plan (the “2022 Plan”). Pursuant to the 2022 Plan, the Company has reserved a total of 5,000,000 shares of the Company’s common stock to be available under the 2022 Plan. The 2022 Plan was never approved by the stockholders. Therefore, any options granted under the 2022 Plan prior to stockholder approval will be “non-qualified”. The Company granted 2,150,000 options during the year ended December 31, 2022. The Company has 2,150,000 options issued and outstanding under the 2022 Plan as of December 31, 2022.

2020 Equity Incentive Plan

The Company has reserved a total of 3,000,000 shares of the authorized common stock for issuance under the 2020 Equity Plan. During the year ended December 31, 2022, the Company has granted 1,300,000 options under the 2020 Plan and 1,300,000 options were exercised, leaving a balance of 1,700,000 options issued and outstanding as of December 31, 2022 and 2021.

2019 Equity Incentive Plan

On February 11, 2019, the Company’s Board of Directors approved a 2019 Equity Incentive Plan (the “2019 Plan”). In order for the 2019 Plan to grant “qualified stock options” to employees, it required approval by the Corporation’s shareholders within 12 months from the date of the 2019 Plan. The 2019 Plan was never approved by the shareholders. Therefore, any options granted under the 2019 Plan prior to shareholder approval will be “non-qualified”. Pursuant to the 2019 Plan, the Company has reserved a total of 3,000,000 shares of the Company’s common stock to be available under the 2019 Plan. No options under the 2019 Plan were issued, cancelled, forfeited, or exercised during the year ended December 31, 2022. The Company has 2,150,000 options issued and outstanding under the 2019 Plan as of December 31, 2022 and 2021.

Common Stock

All shares of common stock issued during the years ended December 31, 2022, and 2021, were unregistered.

Common Stock Issued for Services:

During the year ended December 31, 2022, the Company issued an aggregate of 3,447,038 shares of common stock pursuant to consulting agreements for a total value of $1,470,837.

During the year ended December 31, 2021, the Company issued an aggregate of 545,946 shares of common stock in connection with consulting, advisory and finders’ fee agreements for a total value of $601,108.

During the year ended December 31, 2021, the Company issued 50,000 shares to the Company’s President in accordance with an executed employment agreement valued at $66,000.

Common Stock Issued for Cash:

During the year ended December 31, 2022, the Company received $15,000 in cash for the issuance of 60,000 shares of common stock.

During the year ended December 31, 2021, the Company received $65,000 in cash for the issuance of 140,000 shares of common stock.

Common Stock Issued from warrants and options exercise:

During the year ended December 31, 2022, the Company issued 1,300,000 shares of common stock from the exercise of 1,300,000 stock options for a total cash consideration of $1,300.

During the year ended December 31, 2021, the Company issued 160,000 shares of common stock for total consideration of $50,000 from warrants exercise.

During the year ended December 31, 2021, the Company issued 1,000,000 shares of common stock from option exercise for total consideration of $50,000.

Common Stock sold with a Promise to Deliver Title to Plot of Land and Warrants:

On December 8, 2020, the Company received cash proceeds of $20,000 for 50,000 shares of common stock to be issued to a third-party investor. In conjunction with this sale of shares, the Company also attached one (1) plot of land. The total cash proceeds of $20,000 was allocated based upon the relative fair value of the shares and one (1) promised plot of land in the following amounts: shares were valued at $11,890; and plot of land was valued at $8,110. The shares were issued on March 1, 2021.

On December 31, 2020, the Company received cash proceeds of $30,000 for 50,000 shares of common stock to be issued to a third-party investor. In conjunction with this sale of shares, the Company also attached one (1) plot of land. The total cash proceeds of $30,000 was allocated based upon the relative fair value of the shares and one (1) promised plot of land in the following amounts: shares were valued at $20,622; and plot of land was valued at $9,378. The shares were issued on March 1, 2021.

On April 22, 2021, the Company received cash proceeds of $35,000 for 70,000 shares of common stock to be issued to a third-party investor. In conjunction with this sale of shares, the Company also attached one (1) plot of land. The total cash proceeds of $35,000 was allocated based upon the relative fair value of the shares and one (1) promised plot of land in the following amounts: shares were valued at $29,521; and plot of land was valued at $5,479.

There was no activity during the year ended December 31, 2022.

Common Stock Issued for debt settlement:

During the year ended December 31, 2022, the Company issued 6,039,058 shares of common stock for the settlement of related party debts in the aggregate amount of $905,859.

On December 31, 2020, the Company executed amendments to promissory notes with six (6) existing investors to extend the maturity date for the issuance of an aggregate of 23,000 shares of common stock with a fair value of approximately $10,000. These shares were issued on January 1, 2021.

On January 1, 2021, the Company issued an aggregate of 95,000 shares of common stock in conjunction with previously executed promissory notes. These shares were previously recorded as stock payable for aggregate fair value of approximately $75,600.

On January 1, 2021, the Company issued an aggregate of 23,000 shares of common stock in conjunction with executed amendments to previously executed promissory notes. These shares were issued with an estimated fair value of $8,970.

On January 1, 2021, the Company issued 29,727 shares of common stock with fair value of $10,999 as payment for accrued interest related to a promissory note with related party.

On February 25, 2021, the Company issued 85,000 shares of common stock as commitment shares in accordance with the terms of one of its senior secured self-amortization convertible note with aggregate fair value of $130,900.

On July 1, 2021, the Company issued an aggregate of 35,000 shares of common stock in conjunction with executed amendments to previously executed promissory notes. These shares were issued with an estimated fair value of $12,605.

During the year ended December 31, 2021, the Company issued 285,000 shares of common stock with fair value of $136,800 following a late remittance of an installment related to a prior self-amortization note.

Common Stock Issued for equity-method investment:

On May 14, 2021, the Company issued 3,000,000 shares of common stock with a fair value of $2,580,000 for the acquisition of 25% of the membership interest of Rancho Costa Verde Development (See note 9).

Common Stock issued following registered offering (July 2021 offering):

On July 26, 2021, the Company entered into securities purchase agreements with certain institutional and accredited investors for the issuance and sale of 3,000,000 shares of the Company’s common stock at a closing price of $0.68 per share. The issuance also includes an equivalent number of warrants convertible into an equivalent number of the Company’s common stock at a strike price of $0.68. The gross proceeds of the financing were $2,040,000 and the net proceeds were approximately $1,800,000.

Commitment shares issued with promissory notes:

During the year ended December 31, 2022, the Company issued 450,000 commitment shares in connection with the issuance of convertible notes for an aggregate fair value of $202,275.

Preferred Stock

On November 6, 2019, the Company authorized and issued 1,000 shares of Series B Preferred Stock (“Series B”) and 350,000 shares of common stock to CleanSpark Inc. in a private equity offering for $500,000. Management determined that the Series B should not be classified as liability per the guidance in ASC 480 Distinguishing Liabilities from Equity as of December 31, 2022, even though the conversion would require the issuance of variable number of shares since such obligation is not unconditional. As of December 31, 2022, and 2021, Management recorded the value attributable to the Series B of $293,500 as temporary equity on the consolidated balance sheets since the instrument is contingently redeemable at the option of the holder. The Company recognized the beneficial conversion feature (“BCF”) that arises from a contingent conversion feature, since the instrument reached maturity during the year ended December 31, 2020. The Company recognized such BCF as a discount on the convertible preferred stock. The amortization of the discount created by a BCF recognized as a result of the resolution of the contingency is treated as a deemed dividend that reduced net income in arriving at income available to common stockholders. The holder can convert the Series B into shares of common stock at a discount of 35% to the market price.

The terms and conditions of the Series B include an in-kind accrual feature, which provides for a cumulative accrual at a rate of 12% per annum of the face amount of the Series B. The Company has recognized $60,000 of dividend on Series B during the fiscal year ended December 31, 2022 and 2021, aggregating the total accrual to $190,000 and $130,000 as of December 31, 2022 and 2021, respectively. The recognition of the in-kind accrual was reported in Additional Paid In Capital on the Company’s consolidated balance sheets.

The Securities Purchase Agreement (“SPA”) states that the in-kind accrual rate should be increased by10% per annum upon each occurrence of an event of default. In addition, the SPA further states that the conversion price initially set at a discount of 35% to the market price should be further increased by an additional 10% upon each occurrence of an event of default. At the date of this Annual Report, CleanSpark claims that the Company was in default in three instances triggering further discount to the market price for the conversion feature and additional accrual rate. Management believes that it has never been in default of any covenant pursuant to the terms of the Securities Purchase Agreement. The Company has not been served with any notice of default stating the specific default events. As of the date of the filing of this Annual Report, the parties are cooperating to resolve this matter.

The Company did not issue any share of preferred stock during the years ended December 31, 2022 and 2021.

Stock Options

A summary of the Company’s option activity during the years ended December 31, 2022 and 2021, is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Year)

Outstanding at December 31, 2021	3,850,000	$0.41	4.30
Granted	3,450,000	0.13	5.00
Exercised	(1,300,000)	0.00	5.00
Forfeit/Canceled	-	-	-
Outstanding at December 31, 2022	6,000,000	$0.34	3.88

Exercisable at December 31, 2022	4,521,875

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Year)

Outstanding at December 31, 2020	2,900,000	$0.43	3.35
Granted	3,150,000	0.30	3.43
Exercised	(1,000,000)	0.05	1.00
Forfeit/Canceled	(1,200,000)	0.58	0.50
Outstanding at December 31, 2021	3,850,000	$0.41	4.30

Exercisable at December 31, 2021	1,487,500

Options outstanding as of December 31, 2022, and 2021, had aggregate intrinsic value of $0 and $716,000, respectively. At December 31, 2022, the total unrecognized deferred share-based compensation expected to be recognized over the remaining weighted average vesting periods of 0.59 years for outstanding grants was approximately $0.3 million.

The following table summarizes information about stock options outstanding and vested at December 31, 2022:

	Options Outstanding				Options Vested
			Weighted
			Average	Weighted		Weighted	Weighted
	Number	Number	Remaining	Average	Number	Remaining	Average
Exercise	of Options	of Options	Contractual	Exercise	of	Contractual	Exercise
Prices	Outstanding	Exercisable	Life	Price	Options	Life	Price
			(In years)			(In years)

$0.20	2,150,000	671,875	4.92	0.20	671,875	4.92	0.20
$0.33	1,700,000	1,700,000	2.65	0.33	1,700,000	2.65	0.33
$0.43	600,000	600,000	3.99	0.43	600,000	3.99	0.43
$0.50	1,550,000	1,550,000	3.75	0.50	1,550,000	3.75	0.50
	6,000,000	4,521,875	3.88	$0.34	4,521,875	3.88	$0.34

The Company measured equity-based compensation using the Black-Scholes option valuation model using the following assumptions:

For Years Ending December 31,
	2022	2021

Expected term	0.50-1.00 years	2.75 years
Strike price	$0.00 – 0.20	$0.43 - 0.50
Expected volatility	148%-275%	159%-162%
Expected dividends	None	None
Risk-free interest rate	0.34% - 0.85%	0.38%-0.87%
Forfeitures	None	None

Warrants

A summary of the Company’s warrant activity during the years ended December 31, 2022 and 2021, is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Year)

Outstanding at December 31, 2021	3,180,000	$0.69	5.08
Granted	687,500	0.80	4.23
Exercised	-	-	-
Forfeit/Canceled	-	-	-
Outstanding at December 31, 2022	3,867,500	$0.71	4.11

Exercisable at December 31, 2022	3,867,500

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Year)

Outstanding at December 31, 2020	460,000	$0.38	0.70
Granted	3,180,000	0.69	5.08
Exercised	(160,000)	0.31	0.23
Forfeit/Canceled	(300,000)	0.42	-
Outstanding at December 31, 2021	3,180,000	$0.69	5.08

Exercisable at December 31, 2021	3,180,000

The Company used the following assumptions to value the warrants issued during the years ended December 31, 2022 and 2021:

	December 2022	December 2021
	Warrants	Warrants

Risk free rate	2.34%-2.54%	0.73%
Market price per share	$0.45	$1.06
Life of instrument in years	5 years	5.50 years
Volatility	210%	164.6%
Dividend yield	0%	0%